Inventories (Tables)	12 Months Ended
Jun. 30, 2023
Inventories
Schedule of inventories

	2023	2022
for the year ended 30 June	Rm	Rm
Carrying value
Crude oil and other raw materials	5 622	6 515
Process material	3 220	2 079
Maintenance materials	6 889	5 636
Work in progress	2 614	2 661
Manufactured products	23 658	23 988
Consignment inventory	202	231
	42 205	41 110